Consolidated statements of changes in equity - EUR (€)	Shares Outstanding	Issued Capital	Share Premium	Other Capital Reserves	Accumulated Deficit	Other Components of Equity	Total
Beginning balance, shares at Dec. 31, 2016	2,362,500
Beginning balance, amount at Dec. 31, 2016		€ 31,428	€ 0	€ 1,325,006	€ (27,054,806)	€ 8,839	€ (25,689,533)
Loss for the period					(24,237,748)		(24,237,748)
Exchange differences on translation of foreign operations							0
Total comprehensive loss					(24,237,748)		(24,237,748)
Issue of common shares, shares	7,068,129
Issue of common shares, amount		848,175	90,055,312				90,903,488
Transaction costs			(9,114,770)				(9,114,770)
Equity-settled share-based payment				4,550,105			4,550,105
Total contributions, shares	7,068,129
Total contributions, amount		848,175	80,940,542	4,550,105			86,338,823
Reorganization, shares	16,482,071
Reorganization, amount		1,977,849	80,698,025	350,242			83,026,115
Liquidation of a subsidiary						(8,839)	(8,839)
Total changes in ownership interest, shares	16,482,071
Total changes in ownership interests, amount		1,977,849	80,698,025	350,242		(8,839)	83,017,276
Total transactions with owners of the Company, shares	23,550,200
Total transactions with owners of the Company, amount		2,826,024	161,638,566	4,900,347		(8,839)	169,356,099
Ending balance, shares at Dec. 31, 2017	23,812,100
Ending balance, amount at Dec. 31, 2017		2,857,452	161,638,566	6,225,353	(51,292,555)	0	119,428,816
Loss for the period					(29,814,634)		(29,814,634)
Exchange differences on translation of foreign operations						50,196	50,196
Total comprehensive loss					(29,814,634)	50,196	(29,764,438)
Issue of common shares, shares	1,850,000
Issue of common shares, amount		222,000	52,768,733				52,990,733
Transaction costs			(3,801,265)				(3,801,265)
Equity-settled share-based payment				12,084,651			12,084,651
Share options exercised, shares	302,279
Share options exercised, amount		36,273	415,801				452,075
Total contributions, shares	2,152,279
Total contributions, amount		258,273	49,383,269	12,084,651			61,726,194
Total transactions with owners of the Company, shares	2,152,279
Total transactions with owners of the Company, amount		258,273	49,383,269	12,084,651			61,726,194
Ending balance, shares at Dec. 31, 2018	25,964,379
Ending balance, amount at Dec. 31, 2018		3,115,725	211,021,835	18,310,003	(81,107,188)	50,196	151,390,571
Loss for the period					(53,254,817)		(53,254,817)
Exchange differences on translation of foreign operations						2,177,033	2,177,033
Total comprehensive loss					(53,254,817)	2,177,033	(51,077,785)
Transaction costs							0
Equity-settled share-based payment				6,832,210			6,832,210
Share options exercised, shares	140,876
Share options exercised, amount		16,905	(15,229)				1,676
Total contributions, shares	140,876
Total contributions, amount		16,905	(15,229)	6,832,210			6,833,886
Total transactions with owners of the Company, shares	140,876
Total transactions with owners of the Company, amount		16,905	(15,229)	6,832,210			6,833,886
Ending balance, shares at Dec. 31, 2019	26,105,255
Ending balance, amount at Dec. 31, 2019		€ 3,132,631	€ 211,006,606	€ 25,142,213	€ (134,362,006)	€ 2,227,228	€ 107,146,673